Shareholder Report	6 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Total Return Government Bond Fund
Entity Central Index Key	0000946868
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000024616
Shareholder Report [Line Items]
Fund Name	Federated Hermes Total Return Government Bond Fund
Class Name	Institutional Shares
Trading Symbol	FTRGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Total Return Government Bond Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Institutional Shares	$16	0.33%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.33%
AssetsNet	$ 184,281,300
Holdings Count | Holding	99
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$184,281,300 Number of Investments99 Portfolio Turnover31% Portfolio Turnover (excluding purchases and sales from dollar-roll transactions)31%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Government Agency Securities	3.1%
Cash Equivalents	5.3%
U.S. Government Agency Commercial Mortgage-Backed Securities	5.5%
U.S. Government Agency Mortgage-Backed Securities	35.9%
U.S. Treasury Securities	49.6%

Material Fund Change [Text Block]
C000170835
Shareholder Report [Line Items]
Fund Name	Federated Hermes Total Return Government Bond Fund
Class Name	Class R6 Shares
Trading Symbol	FTGLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Total Return Government Bond Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class R6 Shares	$16	0.32%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%
AssetsNet	$ 184,281,300
Holdings Count | Holding	99
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$184,281,300 Number of Investments99 Portfolio Turnover31% Portfolio Turnover (excluding purchases and sales from dollar-roll transactions)31%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Government Agency Securities	3.1%
Cash Equivalents	5.3%
U.S. Government Agency Commercial Mortgage-Backed Securities	5.5%
U.S. Government Agency Mortgage-Backed Securities	35.9%
U.S. Treasury Securities	49.6%

Material Fund Change [Text Block]
C000024617
Shareholder Report [Line Items]
Fund Name	Federated Hermes Total Return Government Bond Fund
Class Name	Service Shares
Trading Symbol	FTGSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Total Return Government Bond Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Service Shares	$33	0.67%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%
AssetsNet	$ 184,281,300
Holdings Count | Holding	99
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$184,281,300 Number of Investments99 Portfolio Turnover31% Portfolio Turnover (excluding purchases and sales from dollar-roll transactions)31%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Government Agency Securities	3.1%
Cash Equivalents	5.3%
U.S. Government Agency Commercial Mortgage-Backed Securities	5.5%
U.S. Government Agency Mortgage-Backed Securities	35.9%
U.S. Treasury Securities	49.6%

Material Fund Change [Text Block]